Financial Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Detailed Information About Finance Income Expense

	2019	2018	2017
FINANCIAL INCOME:
Interest on short-term investments	83,115	129,296	164,442
Gains on monetary and exchange rate variations (a)	854,025	477,297	176,450

Gains on swap and forward transactions (c)	961,185	1,323,470	34,055
Gains on fair value adjustment of swap and forward derivatives	1,709	2,760	606
Effect of joining the Special Program for Tax Regularization (PERT) - law 13.496/ 17	-	-	70,348
Reversal of the monetary update of provision for tax risks and tax obligations	25,469	89,151	129,770
Other financial income	30,281	34,447	28,721

	1,955,784	2,056,421	604,392

Financial expenses:
Interest on financing	(503,040)	(631,475)	(387,658)
Interest on leases	(134,579)	-	-
Losses on monetary and exchange rate variations (b)	(937,925)	(1,073,549)	(141,499)
Losses on swap and forward transactions (d)	(964,116)	(794,504)	(161,802)
Loss on fair value adjustment of swap and forward derivatives	(1,452)	(2,197)	-
Inflation adjustment of provision for tax, civil and labor risks and tax liabilities	(13,822)	(22,026)	(89,792)
Fair value adjustment to Derivatives	-	-	(27,400)
Taxes on remittance of funds abroad for the acquisition of The Body Shop	-	-	(14,218)
Debt structuring expense for acquisition of The Body Shop (e)	-	-	(60,919)
Effect of reclassification of governmental grant	-	-	(29,976)
Appropriation of funding costs (debentures and notes)	(22,671)	(37,400)	-
Adjustment for hyperinflationary economy (Argentina)	(13,947)	(25,066)	-
Debt structuring expenses for acquisition of Avon	(115,781)	-	-
Other financial expenses	(88,541)	(53,492)	(78,577)

	(2,795,874)	(2,639,709)	(991,841)

Financial income (expenses)	(840,090)	(583,288)	(387,449)

Summary of Foreign Exchange Hedging Transactions and the Related Balancing Items in the Income Statement
The objective of the breakdowns below is to explain more clearly the foreign exchange hedging transactions contracted by the Company and the related balancing items in the income statement shown in the previous table:

	2019	2018	2017
(a) Gains on monetary and exchange rate variations	854,025	477,297	176,450

Gains on exchange rate variation on loans, financing and debentures	677,462	402,345	159,952
Exchange rate variation on imports	11,221	6,385	-
Exchange rate variation on export receivables	26,144	42,901	2,746
Exchange rate variation on accounts payable to subsidiaries abroad	132,397	25,666	13,752
Exchange variations of Demand Deposits in foreign currency	6,801	-	-

(b) Losses on monetary and exchange rate variations	(937,925)	(1,073,549)	(141,499)

Losses on exchange rate variation on loans, financing and debentures	(768,939)	(996,034)	(124,753)
Exchange rate variation on imports	(33,718)	(40,140)	(27)
Exchange rate variation on export receivables	(23,393)	(18,323)	-
Exchange rate variation on accounts payable to subsidiaries abroad	(86,764)	(13,075)	-
Exchange rate variation on financing	(297)	(5,977)	(16,719)
Exchange variations of Demand Deposits in foreign currency	(24,814)	-	-

(c) Gains on swap and forward transactions	961,185	1,323,470	34,055

Revenue from swap exchange coupons	182,897	170,555	29,091
Gains from exchange variations on swap instruments	778,288	1,152,915	4,964

(d) Losses on swap and forward transactions	(964,116)	(794,504)	(161,802)

Losses on exchange rate variation on swap instruments	(690,409)	(402,708)	(39,287)
Financial costs of swap instruments	(273,707)	(391,796)	(122,420)
Loss on interest rate swap	-	-	(95)

(e) Other financial expenses	-	-	(60,919)
Expenses with debt structuring for acquisition of The Body Shop, resulting from the change of loan facility agent	-	-	(60,919)